Inventories (Tables)	6 Months Ended
Feb. 28, 2025
Inventories
Schedule of inventories

	As at	As at
	February 28,	August 31,
	2025	2024
	$	$
Raw materials	6,117,355	5,456,935
Work-in-process	550,390	383,968
Finished goods	500,105	368,384
	7,167,850	6,209,287